Condensed Consolidating Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted cash	$ 3	$ 18	$ 3
Net allowance for doubtful accounts	$ 16	$ 17	$ 19
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	170,605,906	170,605,906	170,605,906
Common stock, shares outstanding	82,556,847	82,556,847	82,556,847
Treasury stock, shares	88,049,059	88,049,059	88,049,059